Disposal of a subsidiary (Tables)	12 Months Ended
Dec. 31, 2025
Disposal of a subsidiary [Abstract]
Disclosure of analysis of assets and liabilities of disposal of a subsidiary	The net assets of ACT Genomics at the date of disposal were as follows:
Analysis of assets and liabilities over which control was lost:

Property, plant and equipment	$3,682
Intangible assets	10,432
Goodwill	29,170
Other non-current assets	836
Inventories	1,600
Trade receivables	2,792
Deposits, prepayments and other receivables	879
Cash and cash equivalents	2,109
Deferred tax liabilities	(1,974)
Lease liabilities - non-current	(1,057)
Other non-current liabilities	(97)
Trade payables	(856)
Accrued expenses and other current liabilities	(3,880)
Contract liabilities	(63)
Lease liabilities - current	(554)
Net assets disposed of	$43,019

Disclosure of consideration received for disposal of a subsidiary
Consideration received:

Cash received	$39,873
Deferred cash consideration (Note)	6,285
Total consideration	$46,158
Note: The deferred consideration will be settled in cash by the purchaser on or before September 30, 2027 and classified as "other non-current asset" as of December 31, 2025 disclosed in note 17.
Summary of gain on disposal of a subsidiary
Gain on disposal of a subsidiary:

Consideration received and receivable	$46,158
Net assets disposed of	(43,019)
Non-controlling interests	(1,168)
Reclassification of cumulative translation reserve upon disposal of ACT Genomics to profit or loss	74
Gain on disposal (note 10)	$2,045

Disclosure of net cash inflow arising on disposal of a subsidiary	Net cash inflow arising on disposal:

Cash consideration	$39,873
Less: cash and cash equivalents disposed of	(2,109)
$37,764